Financial Instruments - Schedule of Lines of Credit (Detail) $ in Millions	Dec. 31, 2017 MXN ($)
Disclosure of detailed information about financial instruments [abstract]
Other lines of credit in foreign subsidiaries	$ 9,506
Other lines of credit from banks	9,309
Total	18,815
Other lines of credit in foreign subsidiaries, available	7,237
Other lines of credit from banks, available	8,169
Total, available	$ 15,406